Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2024 MXN ($)
Major components of tax expense (income) [abstract]
2030	$ 2,872
2031	2
2032	1
2033	2
2034 and thereafter	31
No expiration (Brazil and Colombia)	8,363
Tax losses carryforward	$ 11,271